LOANS (Tables)	12 Months Ended
Dec. 31, 2014
LOANS
Schedule of loans

	2014	2013
Mortgage:
One-to-four-family	$97,214	$97,301
Multi-family and commercial	9,493	12,847
Home equity	8,069	10,141
Consumer and other	349	181
	115,125	120,470
Allowance for loan losses	(1,103)	(1,399)
Net deferred costs and other	108	75

Loans, net	$114,130	$119,146

Schedule of activity in the allowance for loan losses by portfolio segment

	Year ended December 31, 2014
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total
Allowances for loan losses:
Beginning balance	$823	$466	$109	$1	$1,399
Provision for loan losses	217	568	(87)	(1)	697
Charge-offs	(224)	(778)	—	—	(1,002)
Recoveries	6	3	—	—	9

Total ending allowance balance	$822	$259	$22	$—	$1,103

	Year ended December 31, 2013
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total
Allowances for loan losses:
Beginning balance	$1,038	$467	$59	$1	$1,565
Provision for loan losses	—	—	—	—	—
Charge-offs	(224)	(6)	—	—	(230)
Recoveries	9	5	50	—	64

Total ending allowance balance	$823	$466	$109	$1	$1,399

Schedule of balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method

	December 31, 2014
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total
Allowance for loan losses:
Loans individually evaluated for impairment	$234	$—	$—	$—	$234
Loans collectively evaluated for impairment	588	259	22	—	869

Total ending allowance balance	$822	$259	$22	$—	$1,103

Loans:
Loans individually evaluated for impairment	$1,564	$899	$—	$—	$2,463
Loans collectively evaluated for impairment	95,650	8,594	8,069	349	112,662

Total ending loans balance	$97,214	$9,493	$8,069	$349	$115,125

	December 31, 2013
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total
Allowance for loan losses:
Loans individually evaluated for impairment	$235	$139	$—	$—	$374
Loans collectively evaluated for impairment	588	327	109	1	1,025

Total ending allowance balance	$823	$466	$109	$1	$1,399

Loans:
Loans individually evaluated for impairment	$2,971	$2,652	$144	$—	$5,767
Loans collectively evaluated for impairment	94,330	10,195	9,997	181	114,703

Total ending loans balance	$97,301	$12,847	$10,141	$181	$120,470

Schedule of impaired loans by class of loans

	December 31, 2014
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
One-to-four family	$410	$297	$—	$224	$15	$—
Multi-family and commercial	1,185	899	—	1,658	2	18
Home equity	—	—	—	—
Subtotal	1,595	1,196	—	1,882	17	18

With an allowance recorded:
One-to-four family	1,300	1,267	234	1,274	64	—
Multi-family and commercial	—	—	—	144	—	—
Home equity	—	—	—	—	—	—
Subtotal	1,300	1,267	234	1,418	64	—

Total	$2,895	$2,463	$234	$3,300	$81	$18

	December 31, 2013
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
One-to-four family	$2,536	$2,223	$—	$2,194	$45	$—
Multi-family and commercial	2,746	1,987	—	2,004	74	—
Home equity	148	144	—	79	3	—
Subtotal	5,430	4,354	—	4,277	122	—

With an allowance recorded:
One-to-four family	826	748	235	906	24	—
Multi-family and commercial	729	665	139	682	—	—
Home equity	—	—	—	18	—	—
Subtotal	1,555	1,413	374	1,606	24	—

Total	$6,985	$5,767	$374	$5,883	$146	$—

Schedule of recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans

			Loans Past Due Over
	Nonaccrual		90 Days Still Accruing
	2014	2013	2014	2013
One-to-four family	$1,886	$1,565	$—	$—
Multi-family and commercial	900	1,542	—	—
Home equity	192	164	—	—
Consumer and other	—	—	—	—

Total	$2,978	$3,271	$—	$—

Schedule of aging of the recorded investment in past due loans by class of loans

	December 31, 2014
	30 - 59	60 - 89	Greater Than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
One-to-four family	$245	$305	$753	$1,303	$95,911	$97,214
Multi-family and commercial	206	—	379	585	8,908	9,493
Home equity	88	44	35	167	7,902	8,069
Consumer and other	—	—	—	—	349	349

Total	$539	$349	$1,167	$2,055	$113,070	$115,125

	December 31, 2013
	30 - 59	60 - 89	Greater Than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
One-to-four family	$575	$328	$851	$1,754	$95,547	$97,301
Multi-family and commercial	—	—	524	524	12,323	12,847
Home equity	13	46	46	105	10,036	10,141
Consumer and other	—	—	—	—	181	181

Total	$588	$374	$1,421	$2,383	$118,087	$120,470

Schedule of recorded investment of troubled debt restructurings by accrual status and specific reserves allocated to troubled debt restructurings
	2014	2013
Accrual status	$1,431	$2,359
Non-accrual status	1,032	1,715
	2,463	4,074
Specific reserves allocated	234	373

Net	$2,229	$3,701

Schedule of loans by class modified as troubled debt restructurings

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Loans	Investment	Investment
December 31, 2014
One-to—four family	1	$100	$100
Multi-family and commercial	1	176	181
Home equity	—	—	—
Consumer and other	—	—	—

Total	2	$276	$281

December 31, 2013
One-to—four family	2	$231	$242
Multi-family and commercial	—	—	—
Home equity	—	—	—
Consumer and other	—	—	—

Total	2	$231	$242

Schedule of loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification

	Number of	Recorded
	Loans	Investment
December 31, 2014
One-to—four family residences	1	$34
Multi-family and commercial properties	—	—
Home equity	—	—
Consumer and other	—	—

Total	1	$34

	Number of	Recorded
	Loans	Investment
December 31, 2013
One-to—four family residences	1	$216
Multi-family and commercial properties	—	—
Home equity	—	—
Consumer and other	—	—

Total	1	$216

Schedule of risk category of loans by class of loans

	December 31, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Total

One —to four-family	$94,007	$—	$3,207	$—	$97,214
Multi-family and commercial	2,649	102	6,742	—	9,493
Home equity	7,641	—	428	—	8,069
Consumer and other	349	—	—	—	349

Total	$104,646	$102	$10,377	$—	$115,125

	December 31, 2013
		Special
	Pass	Mention	Substandard	Doubtful	Total

One —to four-family	$93,144	$201	$3,956	$—	$97,301
Multi-family and commercial	2,606	4,569	5,672	—	12,847
Home equity	9,996	—	145	—	10,141
Consumer and other	181	—	—	—	181

Total	$105,927	$4,770	$9,773	$—	$120,470

Summary of loans made by the Bank
	2014	2013

Beginning balance	$854	$992
New loans	—	—
Effect of changes in related parties	—	(75)
Repayments	(63)	(63)
Ending balance	$791	$854